SUPPLEMENT DATED AUGUST 27, 2015

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2015

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2015, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Precious Metals Portfolio – In the supplement dated May 1, 2015 to the Prospectus regarding the liquidation of the Precious Metals Portfolio, the last sentence of the first paragraph under Notice of Liquidation of the Precious Metals Portfolio is deleted and replaced with the following:

The insurance companies that sponsor the variable life insurance policies and variable annuity contracts for which the Fund serves as an investment vehicle have informed the Fund that any assets that remain in the Fund on the Liquidation Date will be reallocated to Service Class shares of the Fidelity® VIP Money Market Portfolio in accordance with instructions from the insurance companies. Please refer to the Fidelity® VIP Money Market Portfolio’s prospectus dated April 30, 2015, as supplemented (the “Fidelity® Prospectus”), for information about the Fidelity® VIP Money Market Portfolio. The Fidelity® VIP Money Market Portfolio is expected to begin operating as a government money market fund and change its name to the Fidelity® Government Money Market Portfolio effective in the fourth quarter of 2015. For further information about these expected changes, please refer to the supplement dated June 9, 2015 to the Fidelity® Prospectus.

Disclosure Changes to the Fund Summaries section

Emerging Markets Debt Portfolio – In the Principal Investment Strategies subsection, the last paragraph is deleted. In the Principal Risks subsection, Non-Diversification Risk is deleted.

Comstock Portfolio – In the Principal Investment Strategies subsection, the fourth paragraph is deleted and replaced with the following:

The sub-adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the sub-adviser no longer considers the company undervalued, (2) a better value opportunity is identified by the sub-adviser, or (3) the sub-adviser believes that there will be no long-term improvement in a company’s valuation.

Mid-Cap Equity Portfolio – In the Principal Investment Strategies subsection, the following is added as the third sentence of the first paragraph:

The sub-adviser may invest in real estate investment trusts (“REITs”).

In the Principal Risks subsection, the following is added after Price Volatility Risk:

•	Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose the Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact the Fund. REITs and REOCs may also be affected by risks similar to investments in debt securities, including interest rate risk and credit risk.

Mid-Cap Growth Portfolio – In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and focuses on companies it believes have the potential for strong growth and increasing profitability, attractive valuations and sound capital structures. The sub-adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. The sub-adviser’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Currency Strategies Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table for UBS Global Asset Management (Americas) Inc. is updated to add the following:

Alistair Moran, CFA, Co-Portfolio Manager	Since 2015

Disclosure Changes to the Additional Information About Principal Investment Strategies and Risks section

Emerging Markets Debt Portfolio – In the Principal Investment Strategies subsection, the last paragraph is deleted. In the Principal Risks subsection, Non-Diversification Risk is deleted.

Comstock Portfolio – In the Principal Investment Strategies subsection, the fourth paragraph is deleted and replaced with the following:

The sub-adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the sub-adviser no longer considers the company undervalued, (2) a better value opportunity is identified by the sub-adviser, or (3) the sub-adviser believes that there will be no long-term improvement in a company’s valuation.

Mid-Cap Equity Portfolio – In the Principal Investment Strategies subsection, the following is added as the third sentence of the first paragraph:

The sub-adviser may invest in real estate investment trusts (“REITs”).

In the Principal Risks subsection, Real Estate Companies Risk is added.

Mid-Cap Growth Portfolio – In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and focuses on companies it believes have the potential for strong growth and increasing profitability, attractive valuations and sound capital structures. The sub-adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. The sub-adviser’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Floating Rate Income Portfolio – In the General Investment Information subsection, the Floating Rate Income Portfolio is added to the list of funds in the sixth to last sentence of the second paragraph that are subject to the Name Test Policy.

Disclosure Changes to the About Management section

The following is added to the UBS Global Asset Management (Americas) Inc. table for the Currency Strategies Portfolio:

Alistair Moran, CFA	Co-portfolio manager of UBS Global AM since 2015 and member of UBS Global AM’s asset allocation & currency committee since 2013. From 2013 to 2015, Mr. Moran was an analyst within UBS Global AM’s global investment solutions team. From 2008 to 2012, he was a financial regulator at the Financial Services Authority. Mr. Moran has over 6 years of investment experience. He has a BA from the Strathclyde University, Glasgow.

Form No.	15-43150-00

PSFSUP0815

SUPPLEMENT DATED AUGUST 27, 2015

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2015

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2015 (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

On the cover, the two asterisks next to “Emerging Markets Debt Portfolio” are replaced with one asterisk.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the Floating Rate Income Portfolio section, the following is deleted from the first sentence of the third paragraph:

“…, including investment grade short-term debt securities with remaining maturities of one year or less….”

In the Inflation Managed Portfolio section, “firm commitment agreements” is deleted from the first sentence.

In the Managed Bond Portfolio section, “firm commitment agreements” is deleted from the first sentence.

The first paragraph in the Emerging Markets Debt Portfolio section is deleted.

The last sentence in the Mid-Cap Equity Portfolio section is deleted.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, the following is added to the UBS Global AM section of the table:

Manager, Portfolio Manager(s)	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
UBS Global AM
Alistair Moran[1]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

1 Other Accounts Managed information as of June 30, 2015.

Form No.	15-43151-00

PSFSAI0815